FIRST INVESTORS SERIES FUND II, INC.
                          Supplement dated May 22, 1998
                      to Prospectus dated December 31, 1997


1. Since early January 1998, the Utilities Income Fund has been managed by Mr. Jack B. Wolfman. Mr. Wolfman is also the portfolio manager for the Utilities Income Fund of First Investors Life Series Fund. Mr. Wolfman was an Analyst with the New York City Housing Authority, Office of Administrative Methods & Analysis from 1996 to 1998, a private investor from 1993 to 1995 and Senior Energy Economist, North American Director with Wharton Econometric Forecasting Associates, Inc. from 1992 to 1993.

2. The following replaces the last sentence under "Types of Securities and Their Risks-American Depository Receipts and Global Depository Receipts" on page 11:

GDRs are considered to be foreign securities by the Funds for purposes of Fund policies limiting investments in foreign issuers.

3. The following replaces the fourth sentence under "How to Buy Shares-Minimum Investment" on page 16:

You may open a Fund account with $500 for individual retirement accounts ("IRAs") or, at the Fund's discretion, a lesser amount for Simplified Employee Pension Plans ("SEPs"), salary reduction SEPs ("SARSEPs"), SIMPLE-IRAs and qualified or other retirement plans.

4. The following should be added to the end of the second paragraph under "How to Buy Shares-Class A Shares" on page 17:

The CDSC will be waived for any purchase of $1 million or more on which the Dealer agrees to receive its concession in installments paid over a 24-month period.

5. The following should be added to "How to Buy Shares-Waivers of Class A Sales Charges" on page 18:

Sales charges on Class A shares do not apply to any purchase made during the period November 15, 1998 to February 28, 1999 with the proceeds from a redemption made after November 14, 1998 from the 3rdt Fund of First Investors U.S. Government Plus Fund.

6. The following replaces the first sentence under "How to Buy Shares-Retirement Plans" on page 19:

You may invest in shares of a Fund through a traditional, Roth or Education IRA, SEP, SARSEP, SIMPLE-IRA or any other retirement plan.

7. The following should be added to "How to Buy Shares-Systematic Investing" on page 20:

The systematic investment privilege is not available for the purchase of Fund shares in an Education IRA account.

8. The following replaces the second sentence under "How to Buy Shares-Transfer of Shares" on page 20:

Because the Funds do not offer their shares other than through a broker or dealer, if the party to whom the shares are to be transferred does not have a broker or dealer of record and does not wish to complete the paperwork necessary to become a client of First Investors, the Fund reserves the right to liquidate the shares and forward the proceeds to the new accountholder rather than to make the transfer.

9. The following replaces the last paragraph under "Dividends and Other Distributions" on page 28:

      A dividend or other distribution paid on a class of shares of a Fund will be paid in additional shares of that class and not in cash if either of the following events occurs: (1) the total amount of the distribution is under $5 or
(2) the Fund has received notice of your death on an individual account (until written alternate payment instructions and other necessary documents are provided by your legal representative). Dividend or distribution checks returned to the Transfer Agent marked as being undeliverable by the U.S. Postal Service after two consecutive mailings will be held by the Transfer Agent in a non-interest bearing account until the Transfer Agent is either provided with a current address and any required supporting documentation or is required to escheat the funds to the appropriate state treasury. Any subsequent dividend or other distribution will be reinvested in additional shares of the distributing class at net asset value until the Fund receives new instructions.

10. The following  should be added to the end of "General  Information"  on page
30:

      Year 2000. Like other mutual funds, the Funds could be adversely affected if the computer and other information processing systems used by the Adviser, Transfer Agent and other service providers are not properly programmed to process date-related information on and after January 1, 2000. Such systems typically have been programmed to use a two-digit number to represent the year for any date. As a result, computer systems could incorrectly misidentify "00" as 1900, rather than 2000, and make mistakes when performing operations. The Adviser and Transfer Agent are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Funds' other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. Nor can the Funds estimate the extent of any impact.



FISFP598

                      FIRST INVESTORS SERIES FUND II, INC.
                          Supplement dated May 22, 1998
         to Statement of Additional Information dated December 31, 1997


1. The following replaces the first two paragraphs under "Determination of Net Asset Value" on page 29:

         Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by market makers for such securities. However, a Fund may determine the value of debt securities based upon prices furnished by outside pricing services. Interactive Data Corporation provides pricing services for corporate debt securities and foreign equity securities. The pricing service uses quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and considers security type, rating, market condition, yield data and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued on at fair value as determined in good faith by or under the supervision of the Series Fund II's officers in a manner specifically authorized by the Board of Directors.

         With respect Investment Grade Fund, "when-issued securities" are reflected in the assets of the Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing service. For valuation purposes, with respect to Growth & Income Fund, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

2.  The   following   replaces  the  first  two  sentences   under   "Systematic
Investing-First Investors Money Line" on page 33:

This service allows you to invest in a Fund through automatic deductions from your bank checking account, provided you have Electronic Fund Transfers privileges. See "Electronic Fund Transfers," below. Scheduled investments in the minimum amount of $50 per month or $600 per year may be made bi-weekly, semi-monthly, monthly, quarterly, semi-annually or annually. In order to invest $2,500 or more through First Investors Money Line, a Medallion signature guarantee is required. See "Signature Guarantees."

3.   The   following    replaces   the   second   sentence   under   "Systematic
Investing-Systematic Withdrawal Plan" on page 33:

If you have a Fund account with a value of at least $5,000 and you have dividends and other distributions reinvested, you may elect to receive monthly, quarterly, semi-annual or annual checks for any designated amount (minimum $25).

4. The following replaces "Electronic Fund Transfer" on page 34:

         Electronic Fund Transfer. Shareholders may apply for the privilege of making Electronic Fund Transfers ("EFT") between Fund accounts and a predesignated bank account by completing an application and having all shareholders' signatures guaranteed. If the bank account registration is not identical to the Fund account, a signature guarantee of every bank account holder who is not an owner of the Fund account is required. Shareholders may choose EFT privileges for Money Line purchases, redemptions, dividend distributions and Systematic Withdrawal Plan payments. The minimum EFT redemption amount is $500 and the maximum is $50,000. Each Fund has the right, at its sole discretion, to limit or terminate your ability to exercise the EFT privileges at any time. Shareholders may not use EFT to redeem shares unless they have been owned for at least 15 days.

5. The following replaces the paragraphs 2(a) and (b) under "Emergency Pricing Procedures" on page 37:

         (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's offices in Woodbridge, New Jersey prior to the close of regular trading on the NYSE, or at such other time as may be prescribed in its prospectus; and

         (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE, or such other time as may be prescribed in its prospectus.

6.  The  following   replaces  the  first  two  paragraphs   under   "Retirement
Plans-Profit-Sharing/Money Purchase Pension/401(k) Plans" on page 38:

         Profit-Sharing/Money Purchase Pension/401(k) Plans. FIC offers prototype 401(k) Retirement Plans approved by the IRS for corporations, sole proprietorships and partnerships and Profit-Sharing and Money Purchase Pension Plans for owner-only sole proprietorships and owner-only partnerships ("Retirement Plans"). Keogh Plans are available only to sole proprietors or partnerships. Custodial Agreements can be utilized for such Retirement Plans that provide that First Financial Savings Bank, S.L.A. ("First Financial Savings"), an affiliate of FIC, will furnish all required custodial services, except for the 401(k) flexible.

7. The following should be added to "General Information-Transfer Agent" on page 46:

The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services.

8. The following replaces the second sentence under "General Information-Trading by Portfolio Managers and Other Access Persons" on page 46:

Among other things, such persons, except the Directors: (a) must have all non-exempt trades pre-cleared; (b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and (d) are prohibited from purchasing securities of initial public offerings.



SFSAI598